Aging Analysis of Past Due Financing Receivables (Detail) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total past due	$ 19,933	$ 16,154
Current	11,870,140	10,466,075
Total	11,890,073	10,482,229
Mortgage Receivable
Financing Receivable, Recorded Investment, Past Due [Line Items]
Current	11,798,939	10,400,141
Total	11,798,939	10,400,141
Non Trade Receivable
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total past due	19,434	15,964
Current	22,443	16,859
Total	41,877	32,823
Affiliates
Financing Receivable, Recorded Investment, Past Due [Line Items]
Current	39,120	39,120
Total	39,120	39,120
Non Affiliates
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total past due	499	190
Current	9,638	9,955
Total	10,137	10,145
Financing Receivables, 31 to 60 Days Past Due
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total past due	9,955	7,699
Financing Receivables, 31 to 60 Days Past Due | Non Trade Receivable
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total past due	9,955	7,590
Financing Receivables, 31 to 60 Days Past Due | Non Affiliates
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total past due		109
Financing Receivables, 61 to 90 Days Past Due
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total past due	1,297	1,672
Financing Receivables, 61 to 90 Days Past Due | Non Trade Receivable
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total past due	1,279	1,662
Financing Receivables, 61 to 90 Days Past Due | Non Affiliates
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total past due	18	10
Financing Receivables, Equal to Greater than 90 Days Past Due
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total past due	8,681	6,783
Financing Receivables, Equal to Greater than 90 Days Past Due | Non Trade Receivable
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total past due	8,200	6,712
Financing Receivables, Equal to Greater than 90 Days Past Due | Non Affiliates
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total past due	$ 481	$ 71